Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 30, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
VIGBI-SUSTK-1225-103 1.9911409.103	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 30, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
VIGBV-SUSTK-1225-103 1.9911414.103	December 12, 2025